Paras Madho
Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTIFYS

NYSE

[redacted]

05073731

1-32687

December 19, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, HSBC FINANCE CAPITAL TRUST IX, Capital Securities (Liquidation Amount $100,000) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 19, 2005. Tentative listing date – December 20, 2005.

Sincerely,

Paras Madho

1338889